Property, Plant and Equipment	9 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

7. PROPERTY, PLANT AND EQUIPMENT

During the nine months ended June 30, 2026 and 2025, the Company acquired property, plant and equipment with costs of €82.6 million and €55.8 million, respectively. €18.0 million of the additions during the nine months ended June 30, 2026 relate to the acquisition of the production and logistics facility in Wittichenau, Germany. Additionally €0.6 million of the additions relate to the acquisition of Birkenstock Australia. See Note 6 - Business combination. The remainder predominately relates to capital expenditures in the production facilities in Arouca, Portugal, Pasewalk, Germany, and Görlitz, Germany.